Document and Entity Information	12 Months Ended
Oct. 15, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2011
Registrant Name	SCHWAB INVESTMENTS
Central Index Key	0000869365
Amendment Flag	false
Document Creation Date	Oct. 15, 2012
Document Effective Date	Oct. 15, 2012
Prospectus Date	Oct. 15, 2012